Stock Plans, Share-Based Payments and Warrants - Summary of Restricted Stock Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Shares, Granted	2,496,848	352,519	237,315
Weighted Average Grant Date Fair Value, Granted		$ 0.45	$ 0.56
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Shares, Nonvested	132,077	75,450
Shares, Granted		132,077	398,227
Shares, Vested		(75,450)	(264,770)
Shares, Forfeited			(58,007)
Shares, Nonvested		132,077	75,450
Weighted Average Grant Date Fair Value, Nonvested	$ 0.86	$ 0.66
Weighted Average Grant Date Fair Value, Granted		0.86	$ 0.73
Weighted Average Grant Date Fair Value, Vested		0.66	0.71
Weighted Average Grant Date Fair Value, Forfeited			0.88
Weighted Average Grant Date Fair Value, Nonvested		$ 0.86	$ 0.66